Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Transactions and Balances with Related Parties [Abstract]
Schedule of Balances with Related Parties	Balances with related parties:
	December 31, 2024		December 31, 2023
	Key management personnel	Other related parties	Key management personnel	Other related parties
Current assets	$-	$15	$-	$121
Current assets	$-	$4,224	$-	$-
Non-current assets	$-	$-	$-	$108
Current liabilities	$55	$245	$95	$-

Schedule of Transactions with Related Parties	Transactions with related parties (not including amounts described in Note 24c):
	Year ended December 31,
	2024	2023	2022
Research and development expenses	$63	$40	$208
Sale of minority interest in subsidiary	$-	$2,985	$-

Schedule of Benefits to Key Management Personnel	Benefits to key management personnel (including directors):
	Year ended December 31,
	2024	2023	2022
Short-term benefits	$765	$1,204	$1,940

Management fees (see also note 25a)	$120	$220	$-

Cost of share-based payment	$157	$84	$779

Schedule of Warrants’ Fair Value was Calculated using the Black–Scholes

The warrants’ fair value was calculated using the Black–Scholes OPM, which takes into account the parameters as disclosed below for each period valuated, in which a valuation was performed at (i) the issuance date, and (ii) each reporting date with the following assumptions:

	December 31, 2024	October 31, 2024
Dividend yield (%)	0	0
Expected volatility (%)	72	72
Risk-free interest rate (%)	2.17	4.15
Underlying Share Price of Polyrizon Ltd. ($)	0.36	4.38
Exercise price ($)	4.38	4.38
Warrants fair value ($)	517	1,399